Fair Value Information	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Information
16. Fair Value Information
Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for classification and disclosure of fair value measurements as follows:
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
On March 8, 2019, the Company acquired Paradigm as further explained in Note 7 above. The Company estimated a contingent liability related to the revenue-based earnout of $72,177. The fair value of the contingent liability was measured using Level 3 inputs. Unobservable inputs for the probability weighted model included weighted average cost of capital (unobservable) and company specific projected revenue and costs (unobservable). As of December 31, 2019, Management determined revenue earnout would be $0, as the probability weighted model has been updated based on the current updated forecast for the performance of the Paradigm product portfolio. Beginning in Q4 2019, in conjunction with Spine Leadership change, management reassessed the Paradigm strategy relating to roll-out
of the commercial operating model, impact of physician reimbursement and progression of third-party insurance reimbursement and its related impact on the long-term outlook for the business. These items resulted in revisions of our projections and a reduction of the fair value of the earnout liability. As a result, a gain of $72,177 was recognized and is included in gain on acquisition contingency in the consolidated statement of comprehensive (loss)
income.
On Januar
y

4,
2018,
the Company acquired Zyga as further explained in Note
8
above. The Company estimates a contingent liability related to the clinical milestone and revenue-based earnout of $
4,986
. The fair value of the contingent liability was measured using Level
3
inputs. As of December
31,
2019,
there was a $
3,856
reduction in the contingent liability estimate of the Zyga acquisition revenue-based earnout, as the probability weighted model has been updated based on the current updated forecast for the performance of the Zyga product portfolio.
Long-lived assets, including property and equipment and intangible assets subject to amortization were impaired and written down to their estimated fair values during the fourth quarter of 2019 and the second quarter of 2018. Fair value is measured as of the impairment date using Level 3 inputs. For the 2019 impairments, the long-lived asset level 3 fair value was measured base on orderly liquidation value for the Property, plant and equipment and Other assets. The Other intangible assets fair value was measured based on the income approach. Unobservable inputs for the orderly liquidation value included replacement costs (unobservable), physical deterioration estimates (unobservable) and market sales data for comparable assets and unobservable inputs for the income approach included forecasted cash flows generated from use of the intangible assets (unobservable). For the 2018 impairments, the long-lived asset level 3 fair value was determined using a market approach, which used inputs that included replacement costs (unobservable), physical deterioration estimates (unobservable), economic obsolescence (unobservable), and market sales data for comparable assets.
The following table summarizes impairments of long-lived assets and the related post impairment fair values of the corresponding assets for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019
	Impairment	Fair Value
Property, plant and equipment - net	$11,655	$—
Other intangible assets - net	85,096	—
Other assets - net	201	—

	$96,952	$—

	Year Ended December 31, 2018
	Impairment	Fair Value
Property, plant and equipment - net	$1,797	$—
Other intangible assets - net	2,718	—

	$4,515	$—

No impairments on long-lived assets were recorded for the years ended December 31,
2
017.